EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

Supplement to Summary Prospectus dated March 1, 2013

Effective January 1, 2014, the following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Dan R. Strelow, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2009.

Justin H. Bourgette, Vice President of Eaton Vance, has co-managed the Fund since 2011.

Thomas A. Shively, Vice President of Eaton Vance, has co-managed the Fund since 2011.

November 27, 2013	13660 11.27.13

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

Supplement to Summary Prospectus dated March 1, 2013

Effective January 1, 2014, the following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Dan R. Strelow, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

Justin H. Bourgette, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

Thomas A. Shively, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

November 27, 2013	13658 11.27.13

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

Supplement to Prospectus dated March 1, 2013

The following amendments to the Prospectus are effective on January 1, 2014:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Multi-Strategy Absolute Return Fund”:

Portfolio Managers

Dan R. Strelow, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2009.

Justin H. Bourgette, Vice President of Eaton Vance, has co-managed the Fund since 2011.

Thomas A. Shively, Vice President of Eaton Vance, has co-managed the Fund since 2011.

2.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Multi-Strategy All Market Fund”:

Portfolio Managers

Dan R. Strelow, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

Justin H. Bourgette, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

Thomas A. Shively, Vice President of Eaton Vance, has co-managed the Fund since its inception in 2011.

3.  The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Justin H. Bourgette, Thomas A. Shively and Daniel R. Strelow are each Fund’s and each completion portfolio’s co-portfolio managers. All are Vice Presidents of Eaton Vance and BMR. Mr. Strelow is the Director of the Customized Solutions Group of Eaton Vance and BMR. Messrs. Bourgette and Strelow have been employed by Eaton Vance for more than five years. Mr. Shively, who joined Eaton Vance in 2011, has been affiliated with the Customized Solutions Group since 2005 as a part-time consultant.

4.  The following replaces the fourth paragraph under “MSAM Completion Portfolio.” in “Management and Organization”:

The co-portfolio managers of the Core Strategy for MSAR Completion Portfolio and MSAM Completion Portfolio are Mr. Strelow (since inception) and Messrs. Bourgette and Shively (since 2011 and since inception for MSAM Completion Portfolio).  Additional information about Messrs. Bourgette, Shively and Strelow appears above. The co-portfolio managers of the Enhancement Strategy for each Portfolio are Jonathan Orseck and Kenneth Everding of PRA. Messrs. Orseck and Everding are Managing Directors of PRA, have been employed by PRA for more than five years and each manage other Eaton Vance investment portfolios.

November 27, 2013	13659 11.27.13

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

Supplement to Statement of Additional Information dated March 1, 2013

Effective January 1, 2014, the following replaces the first two paragraphs and tables under “Portfolio Managers.” in

“Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund.  The following table shows as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette(1)
Registered Investment Companies	4	$989.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$524.8	0	$0
Thomas A. Shively(1)
Registered Investment Companies	4	$989.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$524.8	0	$0
Dan R. Strelow(1)
Registered Investment Companies	4	$989.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$524.8	0	$0

(1)

This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager(s).  The amount of assets managed for “Other Accounts” includes assets managed on a nondiscretionary model basis.

The following table shows the dollar range of shares of the Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Multi-Strategy Absolute Return Fund
Justin H. Bourgette	$10,001-$50,000	$100,001-$500,000
Thomas A. Shively	over $1,000,000	over $1,000,000
Dan R. Strelow	none	$500,001-$1,000,000
Multi-Strategy All Market Fund
Justin H. Bourgette	$100,001-$500,000	$100,001-$500,000
Thomas A. Shively	none	over $1,000,000
Dan R. Strelow	none	$500,001-$1,000,000

November 27, 2013